Income taxes (Details-Deferred Tax Assets) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities):
Allowance for doubtful accounts		$ 55	$ 161
Accrued vacation		21	21
Accrued bonuses		137	134
Deferred rent liability		21
Interest expense limitation		1	1
Lease liability		221	224
Intangible assets		(1,831)	(2,835)
Net operating losses		2,366	1,523
Capitalized transaction costs		53	59
Right of use asset		(206)	(209)
Depreciation		11	(54)
Goodwill		(1,027)	(922)
Deferred tax liability, net	$ (200)	$ (178)	$ (1,897)